CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Statement [Abstract]
Revenue	$ 140,000	$ 325,128
Operating expenses:
Direct project costs	(96,000)	(59,231)
Staff costs and employee benefits	(140,587)	(9,857)
Operating lease expenses	(3,180)	(4,588)
Professional Fees	(159,698)	(30,043)
Other general and administrative expenses	(8,890)	(8,619)
Total Operating Expenses	(408,355)	(112,338)
(Loss) Income from operations	(268,355)	212,790
Other Income (Expenses)
Gain on debt forgiveness	0	36,680
(Loss) Income before income taxes	(268,355)	249,470
Income taxes expense	0	35,508
Net (Loss) Income	(268,355)	213,962
Other Comprehensive income
Foreign currency translation adjustment	33	0
Comprehensive (loss) income	$ (268,322)	$ 213,962
Earnings (Loss) per share
Earnings (Loss) per share: Basic	$ (0.03)	$ 0.03
Earnings (Loss) per share: diluted	$ (0.03)	$ 0.03
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding: Basic	8,092,000	8,092,000
Weighted average number of ordinary shares outstanding: diluted	8,092,000	8,092,000